UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F



                               Form 13F Cover Page


 Filing for Quarter-Ending:                September 30, 2003

 Check here if Amendment:                   (  )
 Amendment Number:
 This Amendment:                            (  )  is a reinstatement
                                            (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                         Croft-Leominster, Inc.
 Address:                      300 Water Street, 4th floor
                               Baltimore, MD  21202

 Form 13-F File Number:        28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Carla Reedinger
Title:           Assistant Vice President
Phone:           410-576-0100

Signature, Place, and Date of Signing:

                                Baltimore, Maryland                 11/14/03
================================================================================
Signature                       City, State                           Date


Report Type (Check only one):

( X )  13F Holdings Report     Check here if all holdings of this reporting
                               manager are reported in this report.
(   )  13F Notice              Check here if no holdings reported are in this
                               report, and all holdings are reported by other
                               reporting manager(s).
(   )  13F Combination Report  Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).




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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          none

Form 13F Information Table Entry Total:                     115

Form 13F Information Table Value Total:                    $220.06
                                                          (thousands)










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 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:              SOLE
 ITEM 7: Voting Authority:                   NONE

       SECURITY NAME             TITLE of CLASS       CUSIP       MARKET VALUE         QUANITY
 Ameren Corporation                     COM          023608102       $ 1.3624            31,751
 AmerisourceBergen Corporation          COM          03073E105       $ 0.3010             5,569
 Amgen Inc.                             COM          031162100       $ 1.0626            16,469
 Asia Tigers Fund Inc                   COM          04516T105       $ 0.2954            32,825
 Bank of America Corp                   COM          060505104       $ 2.1641            27,731
 Beckman Coulter, Inc.                  COM          075811109       $ 0.4099             9,000
 Berkshire Hathaway - CL A             CL A          084670108       $ 1.2750                17
 Berkshire Hathaway - CL B             CL B          084670207       $ 7.3357             2,939
 Biomet Inc                             COM          090613100       $ 0.8437            25,185
 Biovail Corporation                    COM          09067J109       $ 1.5997            43,060
 Boise Cascade Corp                     COM          097383103       $ 1.9949            72,280
 Bristol-Myers Squibb Co                COM          110122108       $ 2.9230           113,913
 Cablevision Systems -NY Grp A        CL A NY        12686C109       $ 2.5081           138,571
 Capital One Financial Corp             COM          14040H105       $ 0.9562            16,764
 Cendant Corp                           COM          151313103       $ 4.1137           220,102
 Citigroup, Inc.                        COM          172967101       $ 8.9850           197,430
 ConAgra Foods, Inc.                    COM          205887102       $ 0.5820            27,400
 Constellation Energy Group             COM          210371100       $ 0.2018             5,640
 Covance Inc.                           COM          222816100       $ 0.3626            16,200
 CP Ships Ltd.                          COM          22409V102       $ 1.2222            58,063
 Disney (Walt) Co.                  COM DISNEY       254687106       $ 0.3631            18,001
 Dominion Resources Inc VA              COM          25746U109       $ 0.9037            14,600
 Dover Corp                             COM          260003108       $ 0.7122            20,135
 Duke Energy Corp                       COM          264399106       $ 0.7063            39,660
 Eastman Chemical Co.                   COM          277432100       $ 1.2145            36,253
 Eaton Corp                             COM          278058102       $ 3.4292            38,695
 El Paso Corporation                    COM          28336L109       $ 2.5572           350,300
 FMC Corp                             COM NEW        302491303       $ 3.6809           146,068
 FMC Technologies, Inc.                 COM          30249U101       $ 0.3138            14,648
 Fairmont Hotels & Resorts              COM          305204109       $ 0.4340            16,855
 First Data Corp                        COM          319963104       $ 0.7323            18,325
 FleetBoston Financial Corp             COM          339030108       $ 3.6701           121,727
 Flowserve Corporation                  COM          34354P105       $ 2.0713           102,035
 Franklin Resources Inc                 COM          354613101       $ 1.9237            43,512
 General Electric Co                    COM          369604103       $ 3.5891           120,399
 General Mills Inc                      COM          370334104       $ 0.2834             6,020
 Goldman Sachs Group Inc                COM          38141g104       $ 0.8071             9,620
 HCA Inc.                               COM          404119109       $ 1.4196            38,513
 Hartford Financial Services Gr         COM          416515104       $ 0.9879            18,770
 Hilton Hotels Corp                     COM          432848109       $ 0.2952            18,200
 Honeywell Intl Inc                     COM          438516106       $ 5.0299           190,889
 J.B. Hunt Transport Services           COM          445658107       $ 3.3339           127,295
 IMC Global Inc                         COM          449669100       $ 0.2800            43,680
 Ikon Office Solutions Inc              COM          451713101       $ 1.7786           243,305
 Inco Ltd                               COM          453258402       $ 1.6295            58,720
 Ingersoll-Rand                         COM          456866102       $ 1.6824            31,482
 Int'l Business Machines Corp.          COM          459200101       $ 0.7938             8,987
 Invitrogen Corporation                 COM          46185R100       $ 2.4668            42,575
 Janus Capital Group Inc.               COM          47102X105       $ 1.3766            98,538
 Kansas City Southern                 COM NEW        485170302       $ 0.3796            34,295
 King Pharmaceuticals Inc.              COM          495582108       $ 0.2191            14,465
 Liberty Media Corp                  COM SER A       530718105       $ 9.5838           961,266
 Lincoln National Corp                  COM          534187109       $ 4.3146           121,950
 Louisiana Pacific Corporation          COM          546347105       $ 0.2839            20,600
 Lowe's Companies                       COM          548661107       $ 8.0314           154,747
 Markel Corporation                     COM          570535104       $ 1.5139             5,670
 Marsh & McLennan Cos                   COM          571748102       $ 0.8958            18,815
 Masco Corp.                            COM          574599106       $ 2.6694           109,044
 McDonald's Corp.                       COM          580135101       $ 0.4378            18,600
 McKesson HBOC, Inc                     COM          58155Q103       $ 3.0598            91,912
 Merck & Co                             COM          589331107       $ 0.5993            11,839
 Meristar Hospitality                   COM          58984Y103       $ 2.8633           404,425
 Metro Goldwyn-Mayer Inc.               COM          591610100       $ 0.3076            20,050
 Millennium Chemicals Inc               COM          599903101       $ 0.2889            30,250
 Mills Corp                             COM          601148109       $ 2.1566            54,805
 Morg Stan Asia-Pacific FD NR           COM          61744U106       $ 0.1248            13,114
 Newell Rubbermaid Co.                  COM          651229106       $ 1.6659            76,875
 Nokia Corp - Spon ADR             SPONSORED ADR     654902204       $ 0.8746            56,065
 Om Group, Inc.                         COM          670872100       $ 0.9484            64,780
 Packaging Corp of America              COM          695156109       $ 0.4098            21,100
 Pactiv Corp                            COM          695257105       $ 0.4786            23,600
 Pepsi Bottling Group, Inc.             COM          713409100       $ 1.8286            88,853
 Pfizer Inc                             COM          717081103       $ 4.5762           150,631
 Pitney Bowes Inc.                      COM          724479100       $ 0.7252            18,925
 PolyOne Corp                           COM          73179P106       $ 1.4576           370,880
 Premcor Inc.                           COM          74045q104       $ 3.6484           157,462
 Procter & Gamble                       COM          742718109       $ 1.3113            14,127
 Prudential Financial Inc.              COM          744320102       $ 7.0011           187,396
 Pulitzer Co. Inc.                      COM          745769109       $ 0.7213            13,845
 SPDR Trust Series I                UNIT SER 1       78462F103       $ 0.2508             2,509
 SPX Corp                               COM          784635104       $ 7.7105           170,285
 St. Paul Cos                           COM          792860108       $ 3.4164            92,260
 Schering Plough Corp.                  COM          806605101       $ 2.4491           160,705
 Sempra Energy                          COM          816851109       $ 0.4874            16,600
 Shaw Group Inc.                        COM          820280105       $ 0.3360            31,970
 Smurfit-Stone Container Corp           COM          832727101       $ 7.8386           524,669
 STERIS Corp.                           COM          859152100       $ 0.2072             9,000
 Swift Transportation Co. Inc.          COM          870756103       $ 1.1586            51,060
 Tenet Healthcare Corporation           COM          88033G100       $ 1.5123           104,440
 Terex Corporation                      COM          880779103       $ 3.2796           176,986
 Textron Inc                            COM          883203101       $ 3.3571            85,098
 Thermo Electron Corp                   COM          883556102       $ 0.7958            36,675
 3M Co.                                 COM          88579Y101       $ 0.2708             3,920
 Timken Co                              COM          887389104       $ 0.6163            40,440
 Tribune Co                             COM          896047107       $ 1.4000            30,502
 Tyco International Ltd                 COM          902124106       $ 6.9362           339,512
 U.S. Bancorp                         COM NEW        902973304       $ 0.3153            13,142
 USI Holdings Corp                      COM          90333H101       $ 0.7267            55,860
 USX-US Steel Gp                        COM          912909108       $ 2.0360           110,770
 Valmont Industries                     COM          920253101       $ 0.5917            29,900
 Varian Inc.                            COM          922206107       $ 0.5772            18,400
 Varian Medical Systems, Inc.           COM          92220P105       $ 0.6429            11,185
 Vastera, Inc.                          COM          92239N109       $ 0.4135            80,450
 Viacom Inc. - Cl B                    CL B          925524308       $ 3.5009            91,407
 Viad Corp                              COM          92552R109       $ 0.4018            16,826
 Washington Mutual, Inc.                COM          939322103       $ 0.8116            20,614
 Watson Pharmaceuticals, Inc.           COM          942683103       $ 1.1087            26,594
 Wells Fargo & Co.                      COM          949746101       $ 0.5203            10,102
 Williams Cos Inc.                      COM          969457100       $ 1.7239           183,005
 Wrigley (William) Jr. Co.              COM          982526105       $ 0.3871             7,000
 Wyeth                                  COM          983024100       $ 5.3668           116,417
 Ace Ltd                                ORD          G0070K103       $ 4.6891           141,751
 PartnerRe Ltd                          COM          G6852T105       $ 1.6857            33,269
 Flextronics International Inc          ORD          Y2573F102       $ 0.2190            15,402

                                                                   $ 220.0823         9,287,827

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